Goodwill - Narrative (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of goodwill - impairment analysis [line items]
Goodwill	$ 971,939,000	$ 146,598,000
Net exchange gain, goodwill	$ 11,674,000
Cost to sell as a percentage of fair value, goodwill	2.50%
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0
ShopKeep
Disclosure of goodwill - impairment analysis [line items]
Additional recognition, goodwill	474,350,000
Upserve
Disclosure of goodwill - impairment analysis [line items]
Additional recognition, goodwill	$ 339,317,000